Description of Organization, Business Operations and Going Concern (Details) - Part-2 - USD ($)				3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 05, 2024	May 08, 2023	Aug. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	May 26, 2023	Aug. 09, 2022
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Deposit				$ 379,500		$ 379,500			$ 379,500
Deposits asset price per share (in Dollars per share)				$ 0.033		$ 0.033			$ 0.033
Business combination consummation month	10 days								10 years
Percentage of public shares redeem	100.00%					15.00%			15.00%
Interest to pay dissolution expenses	$ 100,000								$ 100,000
Shares issued price per share (in Dollars per share)				$ 10.25		$ 10.25
Cash held outside trust account				$ 1,384,834		$ 1,384,834			284,394
Working capital deficit				1,992,535		1,992,535			1,129,417
Accumulated deficit				(6,596,081)		(6,596,081)		$ (3,359,028)	(5,995,269)
Loss from operation				(501,721)	$ (473,374)	(1,006,387)	$ (861,821)	(543,695)	(1,772,831)
Net cash used in operating activities						$ (895,262)	$ (1,315,001)	(462,816)	(2,132,921)
Convertible promissory note issued										$ 1,000,000
Excise tax			1.00%
Fair market value percentage			1.00%			1.00%
Excise tax liability				$ 1,030,436		$ 1,030,436			$ 1,000,789
Shares redeemed, percentage						1.00%			1.00%
Working capital loan						$ 1,500,000
Interest per annum percentage				10.00%		10.00%
Underpayment penalty percentage						5.00%
Liability percentage						25.00%
Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Shares issued price per share (in Dollars per share)				$ 10.25		$ 10.25			$ 10.25
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Percentage of public shares redeem									100.00%
Affiliate Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned									$ 1,500,000
Common Class A [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Aggregate redeemed shares (in Shares)	273,334	9,577,250
Shares redeemed value	$ 2,964,667	$ 100,078,879
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) - Part-2 [Line Items]
Shares issued price per share (in Dollars per share)				$ 10		$ 10			$ 10		$ 10.25
Cash held outside trust account				$ 1,384,834		$ 1,384,834			$ 284,394